Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 46,498	$ 0
Cost of product sales	(529)	0
Research and development expenses	(48,952)	(39,172)
Selling and marketing expenses	(18,370)	(13,911)
General and administrative expenses	(19,011)	(17,582)
Total operating expense	(86,862)	(70,665)
Loss from operations	(40,364)	(70,665)
Other income (expense)
Financial income	18,308	15
Financial expense	(9,217)	(2,000)
Non-operating income	13,442	21,230
Total other income	22,533	19,245
Loss before taxes	(17,831)	(51,420)
Income tax benefit (expense)	1,170	(107)
Net loss	$ (16,661)	(51,527)
Net loss attributable to:
Owners of the parent		$ (51,527)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.22)	$ (0.67)
Net loss per share, diluted (in dollars per share)	$ (0.22)	$ (0.67)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 16,498	$ 0
License revenue
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 30,000	$ 0